Other Expenses - Summary of Other Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Components of Other Income (Expense) [Line Items]
Stamp duty and other costs on the acquistion of the Yilgarn South assets	$ 27.4
Facility charges	23.5	[1]		[1]		[1]
Regulatory legal fees	11.1	[2]		[2]		[2]
Other	42.2		37.9		47.3
Total other expenses	$ 104.2		$ 37.9		$ 47.3

[1]	Facility expenses on cancellation of the $1 billion and $500 million facilities associated with the spin-off of Sibanye Gold.
[2]	Legal fees paid as a result of the Gold Fields Board examination and regulatory investigation relating to the South Deep Black Economic Empowerment transaction.